U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS						March 31, 2022 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value

Puerto Rico Taxable Obligations - 13.28% of net assets applicable to common shareholders, total cost of $10,398,000

$10,398,000		C		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$9,873,161

Principal Outstanding Amount

Puerto Rico GNMA Taxable - 4.28% of net assets applicable to common shareholders, total cost of $3,102,048
$3,102,048	A			GNMA Pool 693267	5.60%	04/15/37	$3,184,656

Puerto Rico FNMA Taxable - 9.18% of net assets applicable to common shareholders, total cost of $6,718,969
$886,778				FNMA Pool AP1207	3.50%	02/01/43	$906,784
1,482,175				FNMA Pool AR5155	3.50%	04/01/43	1,511,228
1,330,605				FNMA Pool AV7070	3.00%	06/01/45	1,322,768
193,953				FNMA Pool 850032	5.50%	05/01/36	211,447
2,806,479				FNMA Pool AR5162	3.50%	05/01/43	2,869,818

$6,699,990	B						$6,822,045

Face Amount

US Municipals - 110.97% of net assets applicable to common shareholders, total cost of $80,376,294
$630,000	F	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$916,510
1,000,000	F	E		Bay Area Toll Authority	7.04%	04/01/50	1,537,007
1,000,000	F	E		Bay Area Toll Authority	3.55%	04/01/54	945,606
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,472,015
1,000,000	F		D	California Statewide Communities Development Authoriy	4.82%	08/01/45	1,037,657
1,705,000	F	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	2,286,424
750,000	F	E	D	Chicago Transportation Authority	6.20%	12/01/40	928,879
250,000	F		D	Chicago Transit Authority	3.91%	12/01/40	249,475
1,000,000	F	E	D	Chicago Wastewater Transmission	6.90%	01/01/40	1,248,019
1,685,000	F	E	D	Colorado Bridge Enterprise	6.08%	12/01/40	2,082,896
1,000,000	F	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,294,805
1,000,000	F		D	Escambia County Health Facilities Authority	3.61%	08/15/40	950,770
1,440,000	F		D	Foothill Eastern Transportation Corridor Agency	4.09%	01/15/49	1,433,965
1,000,000	F			Grand Parkway Transportation Corp.	3.24%	10/01/52	903,074
1,000,000	F		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,135,593
2,370,000	F	E	D	Illinois State Toll Highway Authority	6.18%	01/01/34	2,934,479
1,000,000	F	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,246,273
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	257,902
285,000	F		D	Kentucky County Airport	4.69%	01/01/49	298,689
1,000,000	F	E	D	Los Angeles California Department of Water and Power	6.01%	07/01/39	1,247,423
315,000	F	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	468,439
1,285,000	F	E	D	Los Angeles County Public Works Financing Authority	7.49%	08/01/33	1,651,337
1,000,000	F			Louisiana Local Government Environmental Facilities	2.59%	02/01/43	807,044
1,840,000	F	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	2,439,363
375,000	F			Maryland Economic Development Corp.	4.13%	06/01/29	375,548
150,000	F			Maryland Economic Development Corp.	4.25%	06/01/31	149,919
1,250,000	F	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	1,826,898
1,120,000	F	E	D	Metropolitan Transportation Authority	6.81%	11/15/40	1,436,829
1,710,000	F		D	Miami- Dade County Florida	4.28%	10/01/41	1,759,118
1,070,000	F		D	Michigan Finance Authority	3.27%	06/01/39	1,036,670
1,500,000	F			Michigan State University	4.50%	08/15/48	1,600,893
2,252,000	F	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,960,743
1,250,000	F	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,773,540
600,000	F		D	New Jersey State Education	3.84%	09/01/36	592,481
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,206,056
1,150,000	F			New York City Industrial Development Agency	6.03%	01/01/46	1,379,537
1,770,000	F	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	2,334,241
1,000,000	F	E		New York City Transitional Finance Authority	5.77%	08/01/36	1,161,022
1,000,000	F		D	New York Dormitory Authority	4.95%	08/01/48	1,063,592
1,000,000	F			New York Transportation and Development Corp.	3.67%	07/01/30	938,822
500,000	F	E		New York City Water and Sewer	5.44%	06/15/43	640,811
500,000	F	E	D	New York Urban Development Corp.	5.77%	03/15/39	570,563
1,000,000	F			New York State Thruway Authority	3.50%	01/01/42	950,324
1,000,000		E	D	North Las Vegas General Obligation	6.57%	06/01/40	1,272,677
1,000,000	F	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,480,950
1,000,000	F	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,334,053
500,000	F			Oklahoma State Development Finance Authority	5.45%	08/15/28	546,107
1,210,000	F	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,597,392
1,250,000	F		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,525,065
1,200,000	F		D	Port of Portland	4.06%	07/01/39	1,206,535
895,000	F	E		Public Power Generation Agency Bond	7.24%	01/01/41	1,172,699
1,815,000	F	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	2,198,891
1,160,000	F	E	D	Sacramento Municipal Utility District	6.16%	05/15/36	1,478,368
1,500,000	F		D	San Antonio Customer Facilities Charge	5.67%	07/01/35	1,657,098
1,140,000	F			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,669,515
750,000	F		D	Spartanburg Regional Health Services District	4.23%	04/15/38	775,314
1,000,000	F		D	Spartanburg Regional Health Services District	3.55%	04/15/50	911,807
1,000,000	F		D	Tarrant County Cultural Education Facilities Finance Corp.	3.42%	09/01/50	897,359
1,715,000	F		D	Texas Private Activity Bond	3.92%	12/31/49	1,758,072
1,785,000	F	E	D	University of California	5.95%	05/15/45	2,234,483
2,070,000	F	E	D	Utah Transit Authority	5.94%	06/15/39	2,573,861
1,980,000	F	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	2,446,421
240,000	F			Wisconsin Center District	4.17%	12/15/50	242,733

$69,212,000							$82,510,651

Please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders for more information.

U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2022 (Unaudited)

US Municipals Zero Coupon - 1.51% of net assets applicable to common shareholders, total cost of $849,731
$1,595,000	F	Alameda Corridor Transportation Authority	0.00%	10/01/31	$1,125,808

Total investments (139.22% of net assets)					$103,516,321
Other assets less liabilities (-39.22% of net assets)					(29,163,935)

Net assets applicable to common shareholders - 100%					$74,352,386

Purchased		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation

Futures Contracts - total cost of $8,873,755
48 Contracts		Ultra Long Term U.S. Treasury Bond Futures	06/21/22	$8,502,000	$371,755

		The underlying notional amount at value of futures purchased is 11.43% of net assets applicable to common shareholders

A	GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. It is a project loan with monthly principal amortizations, and is callable at the option of the mortgages on the date shown. As a result, the average life may be substantially less than the original maturity.

B	FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	Private Placement under rule 144A.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.

F	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

Please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders for more information.